Long-Term Debt - Schedule of Noncurrent and Current Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current:
Current portion of long-term debt	$ 753	$ 571
Non-current:
Non-current portion of long-term debt	1,053	1,801
Total	$ 1,806	$ 2,372	$ 2,511